Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2023	Oct. 08, 2021	Sep. 30, 2021	Sep. 18, 2021	Sep. 30, 2021	Sep. 18, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 12, 2023	Jun. 09, 2023	May 08, 2023	Dec. 13, 2022	Jun. 18, 2021
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value									$ 25,000
Exceeds per share (in Dollars per share)												$ 12
Sponsor provided funds to pay for certain costs totaling										$ 745,000
Restrictions on transfer period of time after business combination completion										1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										20 days
Working capital loan							$ 1,395,000			$ 1,395,000		$ 650,000	$ 220,000	$ 275,000	$ 250,000
Consulting fees							0	$ 45,000		0	90,000
Sponsor a monthly fee										20,000
Sponsor fees							$ 60,000	$ 60,000		$ 140,000	$ 180,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)	0						0		4,596,250	0		4,596,250
Common Class B [Member] | Underwriter Agreement [Member]
Related Party Transactions (Details) [Line Items]
Option for underwriters to purchase additional units term												45 days
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)	6,246,207						5,481,250		885,000	5,481,250		885,000
Founder shares into an equal number of shares of class A common stock (in Shares)										6,246,207
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Monthly consulting fee										$ 15,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock dividends per share (in Dollars per share)					$ 0.017
Consideration for founder shares (in Shares)				4,598,750
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)				82,875		82,875
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Monthly consulting fee												$ 15,000
Consulting fee incurred under this agreement									$ 41,613			180,000
Sponsor provided funds to pay for certain costs totaling				$ 25,000
Founder shares stock dividend (in Shares)					4,679,125
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate to cover expenses												$ 650,000				$ 1,500,000	$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value						$ 25,000
Stock issued during the period shares issued for services (in Shares)						4,598,750
Common stock shares outstanding (in Shares)												4,679,125
Common stock subject to forfeiture (in Shares)												592,875
Founder shares forfeited during the period (in Shares)		82,875
Sponsor [Member] | Recapitalization [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock dividends per share (in Dollars per share)			$ 0.017
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate to cover expenses							$ 1,500,000			$ 1,500,000		$ 1,500,000
Business combination entity at a price per share (in Dollars per share)							$ 10			$ 10		$ 10
Bank overdraft									0			$ 0
Related party transaction fees payable per month												20,000
Sponsor [Member] | Administration And Support Services [Member]
Related Party Transactions (Details) [Line Items]
Cumulative Expenses Incurred									$ 60,000			$ 240,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)					592,875
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share)										$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences										150 years
Sponsor [Member] | Founder Shares [Member] | Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Founder shares into an equal number of shares of class A common stock (in Shares)	4,596,250
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance owed to the sponsor							$ 35,000			$ 35,000